BETTER 10K - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collateral Pledged
Short-Term Debt [Line Items]
Average days loans held for sale	23 days	17 days	18 days	20 days
Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Weighted average interest rate (as a percent)	6.77%	2.95%	6.00%	2.36%
Compensating balances	$ 13.8		$ 15.0	$ 29.0